Offsetting financial liabilities (Detail) - USD ($) $ in Billions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Derivative financial instruments
Disclosure Of Offsetting Of Financial Liabilities [Table]
Liabilities based on IFRS netting	$ 156.9	$ 138.4	$ 121.3
Further netting potential not recognized on the balance sheet	(141.0)	(121.4)	(107.0)
of which: netting of recognized financial assets	(116.0)	(101.7)	(88.9)
of which: netting with collateral pledged	(24.9)	(19.7)	(18.1)
Liabilities, after consideration of further netting potential	15.9	17.0	14.3
Cash collateral payables on derivative instruments
Disclosure Of Offsetting Of Financial Liabilities [Table]
Liabilities based on IFRS netting	40.5	39.6	31.8
Further netting potential not recognized on the balance sheet	(22.6)	(21.4)	(16.4)
of which: netting of recognized financial assets	(19.9)	(18.2)	(13.1)
of which: netting with collateral pledged	(2.8)	(3.2)	(3.3)
Liabilities, after consideration of further netting potential	$ 17.9	$ 18.2	$ 15.4